Related-Party Transactions (Q2) (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			14 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Class of Warrant or Right [Line Items]
Ownership of company equity threshold eligibility for redeemable stock	5.00%							5.00%		5.00%
Total principal of debt			$ 11,171,485,000		$ 11,171,485,000		$ 8,033,477,000	$ 1,555,049,000
Interest expense			256,162,000	$ 67,097,000	513,533,000	$ 107,600,000	349,203,000	26,967,000	$ 8,374,000
Strategic investments			117,220,000	50,000,000	$ 117,220,000	50,000,000	$ 102,220,000	42,087,000
MagAI Capacity Agreement
Class of Warrant or Right [Line Items]
Face amount												$ 230,000,000
2021 Convertible Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Term of right					1 year		1 year
Rights exercised (in shares)					0
Face amount														$ 50,000,000	$ 20,000,000
2022 Senior Secured Notes | Related Party
Class of Warrant or Right [Line Items]
Repayments of debt		$ 137,000,000
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Face amount													$ 125,000,000
Repurchase amount		137,000,000
Total principal of debt								124,000,000
DDTL 1.0 Facility
Class of Warrant or Right [Line Items]
Face amount							$ 2,300,000,000
Total principal of debt							2,000,000,000	1,400,000,000
DDTL 1.0 Facility | Related Party | Facilities Managed By Magnetar
Class of Warrant or Right [Line Items]
Total principal of debt			388,000,000		$ 388,000,000		438,000,000	311,000,000
Repayments of debt			30,000,000	5,000,000	55,000,000	5,000,000	63,000,000	0
Interest expense			14,000,000	18,000,000	29,000,000	31,000,000	66,000,000	$ 6,000,000
DDTL 2.0 Facility
Class of Warrant or Right [Line Items]
Face amount							3,800,000,000
DDTL 2.0 Facility | Related Party | Facilities Managed By Magnetar
Class of Warrant or Right [Line Items]
Total principal of debt			137,000,000		137,000,000		106,000,000			$ 106,000,000
Repayments of debt							0
Interest expense			3,000,000	$ 0	6,000,000	$ 0	3,000,000
Magnetar Loan
Class of Warrant or Right [Line Items]
Face amount			230,000,000		230,000,000
Total principal of debt			256,630,000		256,630,000		$ 0
Interest expense					27,000,000
Debt, current			257,000,000		257,000,000
Magnetar Loan | Related Party | MagAI Capacity Agreement
Class of Warrant or Right [Line Items]
Face amount			230,000,000		230,000,000
Interest expense			$ 8,000,000		$ 27,000,000
Common Class A | 2021 Convertible Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Warrants											$ 15,000,000				$ 15,000,000
Number of issuable shares by rights (in shares)															375,000
Stock price (usd per share)			$ 40		$ 40
Common Class A | 2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Number of issuable shares by rights (in shares)													12,144,668
Repurchase amount		$ 137,000,000
Right for common stock outstanding	5.00%												5.00%